Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
5.
Prepayments and Other Current Assets

The prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Interest receivables	$4,412	$3,506
Prepayments(1)	2,033	3,023
VAT recoverable(2)	428	955
Employee loans and advances(3)	183	290
Restricted cash	130	280
Proceeds receivable for employee share option exercises	90	116
Others	50	889
Prepayments and other current assets	$7,326	$9,059

(1)
Prepayments are primarily related to prepayments for services, advertisements and other deposits.
(2)
VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(3)
Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.